SEGMENT REPORTING	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management's assessment, the Company has determined that it has only one operating segments as defined by ASC 280.

The following table presents revenue by major products for years ended December 31, 2015 and 2014, respectively.

	For the years ended
	December 31, 2015	December 31, 2014

Cutlery	$55,242,100	$45,210,869
Straws	11,091,566	13,054,589
Cups and plates	20,937,771	22,699,966
Others	4,022,238	2,215,689
Total	$91,293,675	$83,181,113

The following table presents revenue by geographic areas for the years ended December 31, 2015 and 2014, respectively.

	For the years ended
	December 31, 2015	December 31, 2014
Revenue from United States	$85,144,942	$76,930,240
Revenue from Hong Kong and Mainland China	1,123,953	122,040
Revenue from other foreign countries	5,024,780	6,128,833
Total	$91,293,675	$83,181,113

Long-lived assets of $22,979,974 and $2,584,056 were located in China and the United States, respectively, as of December 31, 2015. Long-lived assets of $21,632,497 and $891,205 were located in China and the United States, respectively, as of December 31, 2014.